Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2024
Statement [line items]
Summary of current assets - trade and other receivables

	2024	2023
	A$’000	A$’000

Current assets

Trade receivables	—	1
GBM Agile deposit	3,756	3,753
BAS receivables	133	104
Deposits held	8	41

	3,897	3,899